Schedule of Significant Species Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012		Apr. 01, 2012	Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue	$ 1,114	[1]	$ 1,176	$ 1,019	$ 1,094	[1]	$ 1,047	$ 1,127	$ 1,049	$ 1,074	$ 983	$ 2,204	[1]	$ 2,141	[1]	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Cattle
Revenue from External Customer [Line Items]
Revenue	356				371							746		771		1,608		1,617		1,464
Swine
Revenue from External Customer [Line Items]
Revenue	152				142							310		285		590		562		433
Poultry
Revenue from External Customer [Line Items]
Revenue	137				129							270		250		501		501		265
Other (Fish and Sheep)
Revenue from External Customer [Line Items]
Revenue	25				23							50		50		107		98		71
Livestock
Revenue from External Customer [Line Items]
Revenue	670				665							1,376		1,356		2,806		2,778		2,233
Horses
Revenue from External Customer [Line Items]
Revenue	45				50							87		95		187		168		159
Dogs And Cats
Revenue from External Customer [Line Items]
Revenue	399				379							741		690		1,343		1,287		1,190
Companion Animal
Revenue from External Customer [Line Items]
Revenue	$ 444				$ 429							$ 828		$ 785		$ 1,530		$ 1,455		$ 1,349

[1]	Revenue denominated in euros were $166 million and $334 million in the three and six months ended June 30, 2013, respectively and $158 million and $322 million in the three and six months ended July 1, 2012, respectively.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.